Financial risk management objectives and policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Financial risk management objectives and policies
Effect On Income Before Income Tax (loss)	$ (1,974,646)
Interest Rate Sensitivity	5.00%